19. Information on related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related party transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2020	565	-	48	-
	12-31-2019	644	-	366	-
	12-31-2018	466	-	1,753	-

Distribuidora de Gas Cuyana S.A.	12-31-2020	-	370,927	-	27,659
	12-31-2019	-	590,500	-	26,270
	12-31-2018	-	492,825	-	51,484

Energía Sudamericana S.A.	12-31-2020	-	-	-	548
	12-31-2019	-	-	-	746
	12-31-2018	-	-	-	-

Transportadora de Gas del Mercosur S.A.	12-31-2020	-	-	-	-
	12-31-2019	-	-	-	-
	12-31-2018	16,016	-	49	-

Related companies:

RMPE Asociados S.A.	12-31-2020	254	544,413	-	-
	12-31-2019	242	489,127	-	-
	12-31-2018	373	334,865	-	-

Coyserv S.A.	12-31-2020	-	2,959	-	-
	12-31-2019	-	42,118	745	204
	12-31-2018	-	-	-	-
Total	12-31-2020	819	918,299	48	28,207
	12-31-2019	886	1,121,745	1,111	27,220
	12-31-2018	16,855	827,690	1,802	51,484